Line Of Credit (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Line of Credit Facility [Line Items]
Line of credit	$ 35.0	$ 35.0
Line of credit expiration date	December 2012	December 2012
Line of credit amount outstanding	0	0
Reserved for a letter of credit	0.3	0.3
Federal Funds Rate Plus [Member]
Line of Credit Facility [Line Items]
Debt, variable interest rate		0.50%
Letter Of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit		$ 5.0
Minimum [Member]
Line of Credit Facility [Line Items]
Applicable margin on loan		1.50%
Maximum [Member]
Line of Credit Facility [Line Items]
Applicable margin on loan		2.00%